Schedule of Loans Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
IfrsStatementLineItems [Line Items]
Total loans payable		$ 166,555	$ 649,047	$ 567,154
Current portion of loans payable		(145,866)	(630,534)	(549,424)
Long-term portion of loans payable		20,689	18,513	17,730
Financing costs		79,693	176,386
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]	12,107	107,167	184,235
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]		39,069	309,806
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2]		25,642
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]			25,625
Unsecured Loan Five [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]		3,534	41,533
Unsecured Loan Six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[5]		473,635
Financing costs		26,365	126,386
Accrued interest		18,082	62,055
Unsecured Loan Seven [Member]
IfrsStatementLineItems [Line Items]
Total loans payable	[6]	56,537
Unsecured Loan Eight [Member]
IfrsStatementLineItems [Line Items]
Total loans payable	[7]	97,911
Non Interest Bearing Loans [Member]
IfrsStatementLineItems [Line Items]
Total loans payable				$ 5,955

[1]	Loans bearing interest accrue at 10% and 12% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the year ended December 31, 2022, the Company made principal payments of $135,868 and $3,515 in interest payments.
[2]	On November 15, 2021, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺350,000 (or approximately US$25,600). The loan matures on November 15, 2024 and bears interest at 19.44% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $20,946 (2021 - $547) in principal payments and $3,624 (2021 - $424) in interest payments. As at December 31, 2022, the loan is fully repaid.
[3]	On August 2, 2019, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺300,000 (or approximately US$53,600). The loan matured on August 2, 2022 and bore interest at 20.5% per annum. Principal and accrued interest were paid monthly. On November 11, 2021, the loan was fully repaid. During the year ended December 31, 2022, the Company made $nil (2021 - $16,587) in principal payments and $nil (2021 - $7,921) in interest payments.
[4]	On February 4, 2020, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺500,000 (or approximately US$83,500). The loan matured on February 4, 2022 and bears interest at 13.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $2,888 (2021 - $19,542) in principal payments and $45 (2021 - $1,822) in interest payments. As at December 31, 2022, the loan has been fully repaid.
[5]	On March 4, 2021, the Company received $500,000 from a third party (the “Lender”) repayable in one year from the date of disbursement. The amount is subject to interest at a rate of 15% per annum. The Company granted 1,000,000 common share purchase warrants to the lender in conjunction with the loan. The warrants expire in two years and have an exercise price of $0.16 per warrant. The fair value of the share purchase warrants has been accounted as a debt issuance cost and offset against the loan and will be recognized as financing cost over the term of the loan. The fair value of the warrants was determined to be $152,750 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 229%, risk-free interest rate - 0.08% and an expected remaining life – 2.00 years. During the year ended December 31, 2022, the Company recognized $26,365 (2021– $126,386) as financing cost and accrued interest of $18,082 (2021 - $62,055). As at December 31, 2022, the loan has been fully repaid.
[6]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $26,968 in principal payments and $20,636 in interest payments.
[7]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $10,183 in principal payments and $1,607 in interest payments.